State Street Galaxy Hedged Digital Asset Ecosystem ETF Average Annual Total Returns		12 Months Ended	16 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	20.69%
State Street Galaxy Hedged Digital Asset Ecosystem ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.33%	44.90%
Performance Inception Date	Sep. 09, 2024
State Street Galaxy Hedged Digital Asset Ecosystem ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.33%	43.76%
State Street Galaxy Hedged Digital Asset Ecosystem ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.59%	34.10%